SHARE- BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Expense Recognized in Financial Statements
	Year ended December 31,
	2025	2024	2023
Share-based compensation – Attributable to equity holders of the Company	$378	$363	$526
Share-based compensation – Attributable to non-controlling interests (see Note 17h)	(86)	1,432	1,351

	$292	$1,795	$1,877

Schedule of Number of Share Options
	2025		2024		2023 (*)
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding at the beginning of year	594,088	18.72	397,452	28.80	403,603	41.7

Granted	233,500	1.81	217,300	2.71	62,600	8.00

Exercised	-	-	-	-	-	-

Forfeited	(170,938)	40.46	(20,664)	41.99	(68,751)	78.1

Outstanding at end of year	656,650	9.40	594,088	18.72	397,452	28.8

Exercisable at end of year	297,771	17.89	331,746	29.92	284,183	34.8

(*) Number of options and weighted average exercise prices have been retroactively adjusted to reflect the reverse stock split. See Note 17(b).

Schedule of Share Options Outstanding
	Options outstanding
Range of exercise prices ($)	Number outstanding	Average remaining contractual life	Weighted average exercise price
1.37-9.22	466,475	8.83	2.73
10.20 - 20	108,140	4.94	12.20
20.41-39.97	43,675	4.58	29.61
55.83-64.61	37,110	1.43	57.84
84.29-87.12	1,250	0.56	84.86

Total	656,650	7.48	9.40

Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Number of Restricted Stock Units (RSU)
	2025			2024
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

Outstanding at beginning of year	19,806	11.87	41,420	12.40
Granted	-	-	1,300	9.67
Vested	(8,954)	15.48	(13,676)	14.93
Forfeited	(5,190)	10.37	(9,238)	9.20

Outstanding at end of year	5,662	7.57	19,806	11.87

Schedule of Assumptions Used to Value Options
	2025	2024	2023

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	56-59	54-56	51-53
Risk-free interest rate (%)	4.25-4.57	4.21-4.56	3.4-4.4
Suboptimal factor	1.8-2	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-20	5-20	5-20

Subsidiaries’ options granted to employees, directors and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Number of Restricted Stock Units (RSU)
	2025		2024
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding at beginning of year	1,718,194	2.06	2,531,134	1.63
Granted	31,500	1.00	151,013	1.42
Exercised	(263,472)	0.22	(5,000)	0.19
Forfeited	(1,149,171)	2.69	(958,953)	0.82

Outstanding at end of year	337,051	1.29	1,718,194	2.06

Exercisable at end of year	205,810	1.26	1,017,367	2.06

Schedule of Assumptions Used to Value Options
	2025	2024

Dividend yield (%)	-	-
Expected volatility of the share prices (%)	76-81	68-83
Risk-free interest rate (%)	4.03-4.29	3.83-4.79
Suboptimal factor	2.0	1.8-2.0
Post-vesting forfeiture rate (%)	8-10	5-10